RECEIVABLES, REPAYMENTS AND OTHER ASSETS - Summary of Receivables, Prepayments and Other Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Trade receivables, other than related parties	$ 819,000	$ 872,000
Beginning balance	42,000	43,000	$ 62,000
Other receivables	239,000	239,000
Receivables from related parties (Note 29)	8,000	8,000
Current prepayments and other current assets	1,152,000	1,208,000
Non-current assets [abstract]
Advances to suppliers	235,000	199,000
Non-trade receivables	13,000	13,000
Other	42,000	42,000
Total	$ 290,000	$ 254,000